Income Taxes and Duties - Additional Information (Detail) $ in Thousands					12 Months Ended
	Jan. 01, 2021	Apr. 21, 2020 MXN ($)	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020 MXN ($) $ / l	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 USD ($) km²	Dec. 31, 2020 MXN ($) km²
Disclosure of Income Taxes and Duties [Line items]
Percentage DUC tax rate					58.00%	65.00%
Tax benefit from exploration and extraction activities						$ 8,677,891,000	$ 11,110,177,000
Payments made for extraction duty					$ 37,673,573,000
Payments made for exploration duty					$ 1,068,598,000
Percentage of general VAT tax rate					16.00%
Percentage VAT tax rate for certain activities with incentives					0.00%
Percentage income tax rate					30.00%
Percent Of General VAT Credit						50.00%
Deferred tax accumulated effect of actuarial gains and losses						$ 136,166,747,000		$ 5,440,415	$ 108,529,199,000
Deferred tax effect of actuarial gains and losses					$ (1,100,733,000)	10,613,057,000
Payments of income tax					4,288,716,000
Duties and income tax paid					172,369,522,000	347,515,447,000	443,785,240,000
Deferred Tax Assets [member]
Disclosure of Income Taxes and Duties [Line items]
Tax income					$ 743,263,723,000	647,629,937,000
2020 Revenue Law [member] | Top of range [member]
Disclosure of Income Taxes and Duties [Line items]
Decrease in tax rate					65.00%
2020 Revenue Law [member] | Bottom of range [member]
Disclosure of Income Taxes and Duties [Line items]
Decrease in tax rate					58.00%
Presidential Decree [member]
Disclosure of Income Taxes and Duties [Line items]
Reduction of tax burden		$ 65,000,000
DUC [member]
Disclosure of Income Taxes and Duties [Line items]
Profit sharing duty					$ (218,912,687,000)	(343,242,476,000)	$ (443,294,170,000)
Tax benefit from exploration and extraction activities						17,110,177,000
Profit sharing duty fiscal credit					(65,000,000,000)
Accumulated effect of actuarial gains and losses [member]
Disclosure of Income Taxes and Duties [Line items]
Deferred tax accumulated effect of actuarial gains and losses						19,347,685,000			$ 18,246,952,000
Tax regime applicable to assignments [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | km²								1,396.09	1,396.09
Tax payable for non-producing areas over 60 months | km²								3,338.46	3,338.46
Tax payable for exploration phase | km²								1,820.97	1,820.97
Tax payable for extraction phase | km²								7,283.92	7,283.92
Payments of income tax					$ 204,293,000
Tax regime applicable to contracts [member]
Disclosure of Income Taxes and Duties [Line items]
Tax payable for non-producing areas | km²								1,396.09	1,396.09
Tax payable for non-producing areas over 60 months | km²								3,338.47	3,338.47
Tax payable for exploration phase | km²								1,820.97	1,820.97
Tax payable for extraction phase | km²								7,283.92	7,283.92
IEPS Tax on the Sale of Automotive Fuels [member] | Magna Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					4.95
IEPS Tax on the Sale of Automotive Fuels [member] | Premium Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					4.18
IEPS Tax on the Sale of Automotive Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					5.44
IEPS Tax in Favor of States, Municipalities and Territories [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					36.26
IEPS Tax in Favor of States, Municipalities and Territories [member] | Less Than 91 Octanes Gasoline [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					43.69
IEPS Tax in Favor of States, Municipalities and Territories [member] | More Than 91 Octanes Gasoline [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					53.31
IEPS Tax on Fossil Fuels [member] | Diesel [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					15.92
IEPS Tax on Fossil Fuels [member] | Propane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					7.48
IEPS Tax on Fossil Fuels [member] | Butane [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					9.68
IEPS Tax on Fossil Fuels [member] | Fuel Oil [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					16.99
IEPS Tax on Fossil Fuels [member] | Petroleum Coke [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					19.72
IEPS Tax on Fossil Fuels [member] | Jet Fuel And Other Kerosene [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					15.67
IEPS Tax on Fossil Fuels [member] | Gasoline And Aviation Gasoline [member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					13.12
IEPS Tax on Fossil Fuels [member] | Coal Coke [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					46.23
IEPS Tax on Fossil Fuels [member] | Mineral Carbon [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					34.81
IEPS Tax on Fossil Fuels [member] | Carbon From Other Fossil Fuels [Member]
Disclosure of Income Taxes and Duties [Line items]
Special tax on production and services (IEPS Tax) | $ / l					50.32
Exploration [member]
Disclosure of Income Taxes and Duties [Line items]
Profit sharing duty					$ 218,912,687,000	343,242,476,000
Profit sharing duty monthly installment					153,292,899,000	347,515,447,000
Favorable balance of Profit sharing duty					149,715,000	$ 4,272,971,000
Profit sharing duty fiscal credit					65,000,000,000
Profit sharing duty balance amount					$ 470,073,000
Exploration [member] | Changes in tax rates or tax laws enacted or announced [member]
Disclosure of Income Taxes and Duties [Line items]
Applicable tax rate of profit-sharing duty			58.00%	65.00%
Percentage DUC tax rate	54.00%